VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.1%
U.S. Treasury Bonds 2.500%, 2/15/46	$ 225	$ 171
U.S. Treasury Notes
2.125%, 5/15/25	325	307
2.000%, 8/15/25	550	517
2.750%, 4/30/27	500	470
2.750%, 2/15/28	300	281
1.250%, 8/15/31	450	365
2.875%, 5/15/32	500	460
Total U.S. Government Securities (Identified Cost $2,858)		2,571

Mortgage-Backed Securities—7.9%
Agency—6.1%
Federal Home Loan Mortgage Corporation 2016-SC01, 2A 3.500%, 7/25/46	15	14
Federal National Mortgage Association Pool #AR8557 3.000%, 7/1/27	19	18
Federal National Mortgage Association TBA 2.500%(2)	3,000	2,541
		2,573

Non-Agency—1.8%
BB-UBS Trust 2012-TFT, A 144A 2.892%, 6/5/30(3)	10	10
BX Commercial Mortgage Trust 2019-IMC, B (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 5.888%, 4/15/34(3)(4)	100	97
CLNY Trust 2019-IKPR, A (1 month Term SOFR + 1.243%, Cap N/A, Floor 1.129%) 144A 5.805%, 11/15/38(3)(4)	50	49
Commercial Mortgage Pass Through Certificates 2012-LTRT, A2 144A 3.400%, 10/5/30(3)	71	62
HMH Trust 2017-NSS, A 144A 3.062%, 7/5/31(3)	50	47
Hudsons Bay Simon JV Trust 2015-HB10, A10 144A 4.155%, 8/5/34(3)	125	107
JP Morgan Chase Commercial Mortgage Securities Trust
2006-LDP9, AMS 5.337%, 5/15/47	84	79
2014-DSTY, A 144A 3.429%, 6/10/27(3)	60	25
MBRT 2019-MBR, A (1 month LIBOR + 1.200%, Cap N/A, Floor 0.850%) 144A 5.788%, 11/15/36(3)(4)	75	75
Morgan Stanley Capital I Trust 2019-BPR, D (1 month LIBOR + 4.250%, Cap N/A, Floor 4.00%) 144A 8.838%, 5/15/36(3)(4)	75	68
Palisades Center Trust 2016-PLSD, A 144A 2.713%, 4/13/33(3)	100	62
	Par Value(1)	Value

Non-Agency—continued
Verus Securitization Trust 2021-3, A1 144A 1.046%, 6/25/66(3)(4)	$ 71	$ 59
		740

Total Mortgage-Backed Securities (Identified Cost $3,434)		3,313

Asset-Backed Securities—0.2%
Automobiles—0.0%
Avis Budget Rental Car Funding AESOP LLC 2017-2A, A 144A 2.970%, 3/20/24(3)	13	12
Credit Card—0.1%
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month LIBOR + 0.620%) 5.213%, 4/22/26(4)	25	25
Other—0.1%
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1, AT1 144A 1.426%, 8/15/53(3)	50	49
Total Asset-Backed Securities (Identified Cost $88)		86

Corporate Bonds and Notes—15.4%
Aerospace & Defense—0.4%
Boeing Co. (The) 3.600%, 5/1/34	75	61
Lockheed Martin Corp.
5.250%, 1/15/33	50	51
5.700%, 11/15/54	50	54
		166

Automotive—0.4%
General Motors Financial Co., Inc. 1.250%, 1/8/26	75	66
Hyundai Capital America
144A 3.000%, 2/10/27(3)	50	46
144A 2.100%, 9/15/28(3)	25	21
Mercedes-Benz Finance North America LLC 144A 5.375%, 11/26/25(3)	50	50
		183

Chemicals—0.1%
Huntsman International LLC 2.950%, 6/15/31	75	60
Consumer Products—0.2%
Colgate-Palmolive Co. 3.250%, 8/15/32	100	90
Electric—1.2%
Duke Energy Corp. 3.500%, 6/15/51	75	52
See Notes to Schedule of Investments

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Electric—continued
Electricite de France S.A. 144A 4.500%, 9/21/28(3)	$ 75	$ 72
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	75	65
Exelon Corp. 2.750%, 3/15/27	100	91
NSTAR Electric Co. 4.550%, 6/1/52	50	45
PacifiCorp 5.350%, 12/1/53	100	99
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(3)	75	72
		496

Exploration & Production—0.6%
BP Capital Markets plc 4.375% (2)	50	48
Continental Resources, Inc. 4.375%, 1/15/28	75	69
Diamondback Energy, Inc. 6.250%, 3/15/33	125	128
		245

Financial & Lease—5.8%
Air Lease Corp.
5.850%, 12/15/27	75	75
3.000%, 2/1/30	25	21
Bank of America Corp.
2.496%, 2/13/31	75	62
2.482%, 9/21/36	75	56
Barclays plc
7.325%, 11/2/26	50	52
2.279%, 11/24/27	75	66
Boston Properties LP 3.400%, 6/21/29	75	64
BPCE S.A. 144A 5.975%, 1/18/27(3)	75	75
Capital One Financial Corp. 2.618%, 11/2/32	75	58
Citigroup, Inc.
4.400%, 6/10/25	25	25
4.450%, 9/29/27	100	96
Credit Suisse Group AG 144A 1.305%, 2/2/27(3)	75	60
CubeSmart LP 3.000%, 2/15/30	75	63
Deutsche Bank AG
1.447%, 4/1/25	50	47
2.129%, 11/24/26	75	67
Discover Financial Services 6.700%, 11/29/32	50	52
DNB Bank ASA 144A 1.605%, 3/30/28(3)	75	64
Goldman Sachs Group, Inc. (The)
0.855%, 2/12/26	25	23
4.223%, 5/1/29	75	70
HSBC Holdings plc
1.645%, 4/18/26	25	23
1.589%, 5/24/27	25	22
	Par Value(1)	Value

Financial & Lease—continued
JPMorgan Chase & Co.
2.595%, 2/24/26	$ 75	$ 71
Subordinate Notes 3.625%, 12/1/27	50	47
Kemper Corp. 2.400%, 9/30/30	75	58
KeyBank NA 4.900%, 8/8/32	100	94
Kimco Realty OP LLC 4.600%, 2/1/33	50	46
Mizuho Financial Group, Inc. 2.564%, 9/13/31	75	58
Morgan Stanley 2.484%, 9/16/36	125	93
Nomura Holdings, Inc. 2.172%, 7/14/28	125	104
Office Properties Income Trust 2.400%, 2/1/27	75	55
Societe Generale S.A. 144A 1.488%, 12/14/26(3)	100	89
Standard Chartered plc
144A 1.456%, 1/14/27(3)	25	22
144A 3.265%, 2/18/36(3)	25	20
144A 5.700%, 3/26/44(3)	25	24
Sumitomo Mitsui Financial Group, Inc. 2.142%, 9/23/30	25	20
Synchrony Financial
3.700%, 8/4/26	50	46
2.875%, 10/28/31	100	75
UBS Group AG 144A 2.746%, 2/11/33(3)	150	118
US Bancorp 4.967%, 7/22/33	100	95
WEA Finance LLC 144A 2.875%, 1/15/27(3)	50	43
Wells Fargo & Co. 3.350%, 3/2/33	125	106
		2,425

Food, Beverages & Tobacco—0.4%
Conagra Brands, Inc. 1.375%, 11/1/27	75	62
Constellation Brands, Inc. 5.000%, 2/2/26	50	50
PepsiCo, Inc. 2.750%, 3/19/30	75	66
		178

Health Care—0.9%
Amgen, Inc.
5.150%, 3/2/28	50	50
5.650%, 3/2/53	50	49
Baxter International, Inc. 2.272%, 12/1/28	75	63
CSL Finance plc 144A 4.750%, 4/27/52(3)	75	68
Elevance Health, Inc. 4.900%, 2/8/26	100	99

See Notes to Schedule of Investments

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Pfizer, Inc. 4.000%, 12/15/36	$ 50	$ 46
		375

Home Builders—0.1%
MDC Holdings, Inc. 2.500%, 1/15/31	50	37
Industrial Other—0.5%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	75	68
Flowserve Corp. 3.500%, 10/1/30	50	42
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	100	98
		208

Lodging—0.2%
Marriott International, Inc. Series HH 2.850%, 4/15/31	75	62
Media Cable—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	75	68
Metals, Mining & Steel—0.2%
Glencore Funding LLC 144A 2.500%, 9/1/30(3)	75	61
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	50	33
		94

Midstream—0.8%
Boardwalk Pipelines LP 4.800%, 5/3/29	50	47
Enbridge, Inc. 2.500%, 2/14/25	75	71
Energy Transfer LP 6.000%, 6/15/48	75	69
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	75	70
Williams Cos., Inc. (The) 2.600%, 3/15/31	75	61
		318

Refining—0.1%
Phillips 66 2.150%, 12/15/30	75	60
Restaurants—0.1%
McDonald’s Corp. 3.600%, 7/1/30	50	45
Retail Non Food & Drug—0.3%
O’Reilly Automotive, Inc. 4.700%, 6/15/32	75	71
	Par Value(1)	Value

Retail Non Food & Drug—continued
Tapestry, Inc. 3.050%, 3/15/32	$ 75	$ 60
		131

Services Other—0.4%
Equifax, Inc. 2.350%, 9/15/31	75	59
Waste Management, Inc. 2.950%, 6/1/41	75	56
Western Union Co. (The) 2.750%, 3/15/31	75	58
		173

Technology—1.3%
Apple, Inc. 3.350%, 8/8/32	100	90
Arrow Electronics, Inc. 6.125%, 3/1/26	50	50
Broadcom, Inc. 144A 3.187%, 11/15/36(3)	100	72
Leidos, Inc. 5.750%, 3/15/33	50	49
Oracle Corp. 5.550%, 2/6/53	75	69
Tencent Holdings Ltd. 144A 3.595%, 1/19/28(3)	50	46
Texas Instruments, Inc. 4.150%, 5/15/48	75	67
TSMC Arizona Corp. 4.500%, 4/22/52	75	70
TSMC Global Ltd. 144A 1.000%, 9/28/27(3)	50	42
		555

Transport Other—0.1%
FedEx Corp. 4.400%, 1/15/47	75	61
Wireless—0.5%
T-Mobile USA, Inc.
4.950%, 3/15/28	50	49
3.875%, 4/15/30	100	91
Vodafone Group plc 4.250%, 9/17/50	75	59
		199

Wirelines—0.6%
AT&T, Inc.
2.300%, 6/1/27	45	40
2.250%, 2/1/32	50	39
3.650%, 9/15/59	50	34
TELUS Corp. 3.400%, 5/13/32	75	64

See Notes to Schedule of Investments

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Wirelines—continued
Warnermedia Holdings, Inc. 144A 4.279%, 3/15/32(3)	$ 75	$ 65
		242

Total Corporate Bonds and Notes (Identified Cost $7,164)		6,471

	Shares
Affiliated Mutual Funds—61.6%
Fixed Income Funds—61.6%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(5)(6)	271,358	2,081
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(5)(6)	1,470,253	10,262
Virtus Stone Harbor High Yield Bond Fund Class I(5)(6)	1,807,574	12,581
Virtus Stone Harbor Local Markets Fund Class I(5)(6)(7)	142,117	1,055
Total Affiliated Mutual Funds (Identified Cost $30,110)		25,979

Total Long-Term Investments—91.2% (Identified Cost $43,654)		38,420

Short-Term Investment—12.5%
Money Market Mutual Fund—12.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(6)	5,282,691	5,283
Total Short-Term Investment (Identified Cost $5,283)		5,283

TOTAL INVESTMENTS—103.7% (Identified Cost $48,937)		$43,703
Other assets and liabilities, net—(3.7)%		(1,569)
NET ASSETS—100.0%		$42,134

Abbreviations:
BTP	Italian Buonie
CDX.EM	Credit Default Swap Index Emerging Markets
CDX.HY	Credit Default Swap Index High Yield
HSBC	Hong Kong & Shanghai Bank
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
Nomura	Nomura Global Financial Products, Inc.
SOFR	Secured Overnight Financing Rate
TBA	To-be-announced
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	No contractual maturity date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $2,083 or 4.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Affiliated investment.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Non-income producing.

Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
MXN	Mexican Peso
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Exchange-traded futures contracts as of February 28, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
10 Year Euro-Bund Future	March 2023	3	$422	$—	$(6)
5 Year U.S. Treasury Note Future	June 2023	5	535	—	(2)
				$—	$(8)
Short Contracts:
Euro-BTP Future	March 2023	(4)	(477)	15	—
10 Year U.S. Treasury Note Future	June 2023	(100)	(11,165)	21	—
10 Year U.S. Ultra Bond Future	June 2023	(1)	(135)	1	—
				37	—
Total				$37	$(8)

Forward foreign currency exchange contracts as of February 28, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	410	USD	285	CITI	03/03/23	$—	$(8)
AUD	410	USD	276	CITI	04/03/23	—(1)	—
EUR	300	GBP	265	CITI	03/03/23	—	(1)
EUR	700	USD	745	GS	03/09/23	—	(3)
GBP	268	EUR	300	CITI	03/03/23	5	—
GBP	265	EUR	300	CITI	04/03/23	1	—
MXN	1,980	USD	105	GS	03/03/23	3	—
SGD	140	USD	106	GS	03/03/23	—	(3)
USD	276	AUD	410	CITI	03/03/23	—	— (1)
USD	4	GBP	3	JPM	03/03/23	—(1)	—
USD	106	MXN	1,980	GS	03/03/23	—	(2)
USD	107	SGD	140	CITI	03/03/23	3	—
USD	754	EUR	700	CITI	03/09/23	12	—
USD	214	MXN	4,040	CITI	03/09/23	—	(6)
USD	212	MXN	4,040	JPM	03/09/23	—	(8)
USD	107	MXN	1,980	GS	03/17/23	—	(1)
USD	105	MXN	1,950	JPM	03/17/23	—	(1)
USD	293	SGD	390	CITI	03/21/23	4	—
USD	214	EUR	196	JPM	04/28/23	6	—
USD	21	GBP	17	JPM	04/28/23	—(1)	—
Total						$34	$(33)

Footnote Legend:
(1)	Amount is less than $500.

Centrally cleared credit default swaps - buy protection(1) outstanding as of February 28, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.S38	Quarterly	ICE	1.000%	12/20/27	$(4,400)	$243	$335	$—	$(92)
CDX.HY.S39	Quarterly	ICE	5.000%	12/20/27	(4,150)	(102)	(52)	—	(50)
Total						$141	$283	$—	$(142)

See Notes to Schedule of Investments

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$86	$—	$86
Corporate Bonds and Notes	6,471	—	6,471
Mortgage-Backed Securities	3,313	—	3,313
U.S. Government Securities	2,571	—	2,571
Affiliated Mutual Funds	25,979	25,979	—
Money Market Mutual Fund	5,283	5,283	—
Other Financial Instruments:
Futures Contracts	37	37	—
Forward Foreign Currency Exchange Contracts	34	—	34
Total Assets	43,774	31,299	12,475
Liabilities:
Other Financial Instruments:
Futures Contracts	(8)	(8)	—
Forward Foreign Currency Exchange Contracts	(33)	—	(33)
Centrally Cleared Credit Default Swaps	141	—	141
Total Liabilities	100	(8)	108
Total Investments	$43,874	$31,291	$12,583
There were no securities valued using  significant unobservable inputs (Level 3) at February 28, 2023.
There were no transfers into or out of Level 3 related to securities held at February 28, 2023.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.